Investment Risks - Weitz Short Duration Bond ETF	Mar. 24, 2026
Prospectus [Line Items]
Risk [Text Block]

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The following summarizes the principal risks of investing in the Fund.

●	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

●	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.

●	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

●	Debt Securities Liquidity Risk Debt securities purchased by the Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

●	Derivatives Risk Derivatives are instruments, such as futures, options and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

●	Early Close/Trading Halt Risk An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
●	ETF Structure Risk The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.
●	Failure to Meet Investment Objective Risk There can be no assurance that the Fund will meet its investment objective.

●	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

●	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

●	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Fund may invest may not be rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

●	Market Risk As with any exchange traded fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.

●	New Fund Risk The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.
●	Non-Diversified Risk The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.

●	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

●	Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets.

●	Structured Products Risk The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Fund to sell any Structured Product.

Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.

Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Active Management Risk The investment adviser’s judgment about the attractiveness, value or potential appreciation of the Fund’s investments may prove to be incorrect. The Fund could underperform other funds with similar objectives or investment strategies if the Fund’s overall investment selections or strategies fail to produce the intended results.

Call Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Call Risk Certain debt securities may be called (redeemed) at the option of the issuer at a specified price before reaching their stated maturity date. Call risk is the risk, especially during periods of falling interest rates, that an issuer will call or repay a debt security before its maturity date, likely causing the Fund to reinvest the proceeds at a lower interest rate, and thereby decreasing the Fund’s income.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk The risk that the issuer of a debt security will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to fall. In general, lower-rated debt securities may have greater credit risk than investment grade securities.

Debt Securities Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Debt Securities Liquidity Risk Debt securities purchased by the Fund may be illiquid at the time of purchase or may be liquid at the time of purchase but subsequently become illiquid due to, among other things, events relating to the issuer of the securities (e.g., changes to the market’s perception of the credit quality of the issuer), market events, economic conditions, investor perceptions or lack of market participants. The Fund may be unable to sell illiquid securities on short notice or only at a price below current value.

Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk Derivatives are instruments, such as futures, options and forward contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives may carry more risk than other types of investments. Derivatives are subject to a number of risks including leverage, counterparty, liquidity, interest rate, market, credit, operational, management and legal risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and in some cases the Fund could lose more than the principal amount invested. Derivative strategies may also involve leverage, which may further exaggerate a loss.

Early Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Early Close/Trading Halt Risk An exchange or market may close or impose a market trading halt or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.

E T F Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	ETF Structure Risk The Fund is structured as an ETF and as a result is subject to the special risks, including:

○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Authorized Participant Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Authorized Participant Risk Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, the Fund shares may be more likely to trade at a premium or discount to net asset value and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for exchange traded funds (“ETFs”) that invest in non-U.S. securities or other securities or instruments that have lower trading volumes.

Not Individually Redeemable [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Not Individually Redeemable Shares are not individually redeemable to retail investors and may be redeemed only by the Fund only to Authorized Participants at NAV in large blocks known as “Creation Units.” An Authorized Participant may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Trading Issues An active trading market for the Shares may not be developed or maintained. Trading in Shares on NYSE Arca (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, which may result in the trading of the Shares being suspended or the Shares being delisted. An active trading market for the Shares may not be developed or maintained. If the Shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the Shares.

Market Price Variance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
○	Market Price Variance Risk The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.

■	In times of market stress, market makers may step away from their role market making in the Shares of ETFs and in executing trades, which can lead to differences between the market value of Shares and an ETF’s NAV.

■	The market price of the Shares may deviate from an ETF’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Shares than an ETF’s NAV, which is reflected in the bid and ask price for Shares or in the closing price.

■	When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Shares is open, there may be changes from the last quote of the closed market and the quote from an ETF’s domestic trading day, which could lead to differences between the market value of the Shares and an ETF’s NAV.

■	In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of an ETF’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the Shares and an ETF’s NAV.

Failure To Meet Investment Objective Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Failure to Meet Investment Objective Risk There can be no assurance that the Fund will meet its investment objective.

Government Sponsored Enterprises Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Government-Sponsored Enterprises Risk Obligations of U.S. Government agencies and authorities (such as Fannie Mae and Freddie Mac) are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government. The Fund may purchase residential mortgage-backed securities or other Structured Products that are sponsored by U.S. Government agencies and authorities, and may purchase debt securities directly issued by U.S. Government agencies and authorities. No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so. In addition, the value of obligations of U.S. Government agencies and authorities may be affected by changes in the credit rating of the U.S. Government.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk Debt securities are subject to interest rate risk because the prices of debt securities tend to move in the opposite direction of interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). When interest rates rise, debt securities prices fall. When interest rates fall, debt securities prices rise. Changing interest rates may have sudden and unpredictable effects in the markets and on the Fund’s investments. In general, debt securities with longer maturities are more sensitive to changes in interest rates.

Loan Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Loan Investment Risk Investments in Loans and participation interests in Loans are subject to credit risk, including the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. Also, increases in interest rates may lead to an increase in loan defaults. In the event of a loan borrower’s non-payment of scheduled interest or principal, there can be no assurance that any collateral securing a Loan could be readily liquidated, or that liquidation proceeds would satisfy the Loan borrower’s obligations. In the event of bankruptcy of a Loan borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the Loan. Loans in which the Fund may invest may not be rated by a rating agency, may not be registered with the SEC or any state securities commission, and will not be listed on any national securities exchange. The amount of public information available with respect to Loans will generally be less extensive than that available for registered or exchange-listed securities.

Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk As with any exchange traded fund, investment return and principal value will fluctuate, depending on general market conditions and other factors. Market risk includes political, regulatory, economic, social and health risks (including the risks presented by market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics, tariffs, trade disputes and other events) which can lead to increased market volatility and negative impacts on local and global financial markets, and the duration and severity of the impact of these risks on markets cannot be reasonably estimated. You may lose money if you invest in the Fund.

New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	New Fund Risk The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

Non Investment Grade Debt Junk Bond Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Investment Grade Debt (Junk Bond) Securities Risk Non-investment grade debt securities (commonly referred to as “high yield” or “junk bonds”) are more speculative and involve a greater risk of default and price change than investment grade debt securities due to the issuer’s creditworthiness. The market prices of these securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in response to adverse economic changes, issuer developments or rising interest rates.

Non U S Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. Investments in non-U.S. securities may involve additional risks including exchange rate fluctuation, political or economic instability, the imposition of exchange controls (including tariffs), excessive taxation, sanctions, expropriation, limited disclosure and illiquid markets.

Structured Products Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Structured Products Risk The term Structured Products includes a wide variety of investment products. Risks from Structured Products include (i) underlying collateral may not be adequate to make payments to investors, (ii) underlying collateral may default, decline in value or quality or be downgraded by a rating agency; (iii) the structure and complexity of the transaction and the legal documents could lead to disputes among investors and (iv) the Structured Product’s manager may perform poorly. Non-payment on a Structured Product would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the Fund’s net asset value per share. In most cases, structured products are issued in several classes (sometimes called tranches), with different payment priorities. Generally, the lower classes are subordinated in priority of payments, and will be impacted first in case of an issuer’s non-payment of scheduled interest or principal. In some cases, the securities holders of one class must receive payment in full before the securities holders of a lower class receive any payments. The Fund may invest in any class of a Structured Product offering. Some Structured Products have credit ratings (or in some cases only certain classes of a Structured Product have credit ratings), but in many cases Structured Products do not have credit ratings. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws), which means (A) the security will not be traded on an exchange, (B) less information about the security may be available as compared to publicly offered securities, (C) only certain institutions may buy and sell the security, and (D) the security may have greater liquidity risk. There can be no assurance that a market will exist or will be active enough for the Fund to sell any Structured Product.

Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Your investment in the Fund is not a bank deposit and is not insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other governmental agency.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Non-Diversified Risk The Fund is classified as a “non-diversified” investment company under the 1940 Act. Therefore, the Fund may invest a relatively higher percentage of its assets in a relatively smaller number of issuers or may invest a larger proportion of its assets in a single issuer. As a result, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.